BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consorcio Cruezeiro do Sul
Disclosure of subsidiaries
Indirect ownership (as a percent)	49.00%	49.00%
Eletronuclear
Disclosure of subsidiaries
Direct ownership (as a percent)	99.95%	99.91%
CGT Eletrosul
Disclosure of subsidiaries
Direct ownership (as a percent)	99.89%	99.99%
Chesf
Disclosure of subsidiaries
Direct ownership (as a percent)	99.58%	99.58%
Furnas
Disclosure of subsidiaries
Direct ownership (as a percent)	99.56%	99.56%
Eletronorte
Disclosure of subsidiaries
Direct ownership (as a percent)	99.66%	99.48%
Eletropar
Disclosure of subsidiaries
Direct ownership (as a percent)	83.71%	83.71%
Chui IX
Disclosure of subsidiaries
Direct ownership (as a percent)		99.99%
Hermenegildo I
Disclosure of subsidiaries
Direct ownership (as a percent)		99.99%
Hermenegildo II
Disclosure of subsidiaries
Direct ownership (as a percent)		99.99%
Hermenegildo III
Disclosure of subsidiaries
Direct ownership (as a percent)		99.99%
Santa Vitoria do Palmar
Disclosure of subsidiaries
Direct ownership (as a percent)		78.00%
ELETROSUL
Disclosure of subsidiaries
Direct ownership (as a percent)		99.88%
Brasil Ventos Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.56%	99.56%
Transenergia Goias S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.44%	99.44%
Amazonas GT
Disclosure of subsidiaries
Direct ownership (as a percent)		100.00%
Indirect ownership (as a percent)	99.48%
Livramento Holding
Disclosure of subsidiaries
Indirect ownership (as a percent)	78.00%	78.00%
TDG - Transmissora Delmiro Gouveia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)		100.00%
Geribatu I
Disclosure of subsidiaries
Indirect ownership (as a percent)		100.00%
Geribatu II
Disclosure of subsidiaries
Indirect ownership (as a percent)		100.00%
Geribatu III
Disclosure of subsidiaries
Indirect ownership (as a percent)		100.00%
Geribatu IV
Disclosure of subsidiaries
Indirect ownership (as a percent)		100.00%
Geribatu V
Disclosure of subsidiaries
Indirect ownership (as a percent)		100.00%
Geribatu VI
Disclosure of subsidiaries
Indirect ownership (as a percent)		100.00%
Geribatu VII
Disclosure of subsidiaries
Indirect ownership (as a percent)		100.00%
Geribatu VIII
Disclosure of subsidiaries
Indirect ownership (as a percent)		100.00%
Geribatu IX
Disclosure of subsidiaries
Indirect ownership (as a percent)		100.00%
Geribatu X
Disclosure of subsidiaries
Indirect ownership (as a percent)		100.00%
TSBE - Transmissora Sul Brasileira de Energia S/A
Disclosure of subsidiaries
Indirect ownership (as a percent)		99.88%
Chu Holding
Disclosure of subsidiaries
Indirect ownership (as a percent)		78.00%
Angical 2 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Caititu 2 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Caititu 3 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Carcara Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Corrupiao 3 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Teiu 2 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.95%	99.95%
Acaua Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.93%	99.93%
Arapapa Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.90%	99.90%
Coqueirinho 2 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.98%	99.98%
Papagaio Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Tamandua Mirim 2 Energia S/A
Disclosure of subsidiaries
Indirect ownership (as a percent)	83.01%	83.01%